                                   SUPPLEMENT
                              DATED AUGUST 15, 2007
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                       FOR THE HARTFORD MUTUAL FUNDS, INC.

Effective October 1, 2007, Karen Grimes will be added alongside John R. Ryan as a portfolio manager of The Hartford Value Fund and W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of The Hartford Balanced Income Fund and The Hartford Equity Income Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Balanced Income Fund and the Hartford Equity Income Fund, and Mr. Reckmeyer and Mr. Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Value Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Funds. The Funds will continue to be managed by this team and will continue to employ the same investment strategies and approaches.

Accordingly, effective October 1, 2007, the following changes are being made to your Prospectus:

1. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Balanced Income Fund," the information related to Lucius Hill, Scott St. John and John Ryan remains the same, and the following information is added:


      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the equity portion of the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.

2. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Equity Income Fund," the information related to John Ryan remains the same, and the following information is added:

      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.

3. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Value Fund," the information related to John Ryan remains the same, and the following information is added:

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for The Hartford Mutual Funds, Inc. It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of The Hartford Equity Income Fund and the equity portion of The Balanced Income Fund; and that Ms. Grimes will succeed Mr. Ryan as portfolio manager of The Hartford Value Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                              DATED AUGUST 15, 2007
                           TO THE CURRENTLY EFFECTIVE
                            CLASS I SHARES PROSPECTUS
                       FOR THE HARTFORD MUTUAL FUNDS, INC.

Effective October 1, 2007, W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of The Hartford Equity Income Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for the Hartford Equity Income Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Fund. The Fund will continue to be managed by this team and will continue to employ the same investment strategy and approach.


Accordingly, effective October 1, 2007, the following changes are being made to your Prospectus:

1. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Equity Income Fund," the information related to John Ryan remains the same, and the following information is added:


      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.


It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for The Hartford Mutual Funds, Inc. It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of The Hartford Equity Income Fund




  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                              DATED AUGUST 15, 2007
                           TO THE CURRENTLY EFFECTIVE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                       FOR THE HARTFORD MUTUAL FUNDS, INC.

Effective October 1, 2007, Karen Grimes will be added alongside John R. Ryan as a portfolio manager of The Hartford Value Fund and W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of The Hartford Equity Income Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Equity Income Fund, and Mr. Reckmeyer and Mr. Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Value Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Funds. The Funds will continue to be managed by this team and will continue to employ the same investment strategies and approaches.


Accordingly, effective October 1, 2007, the following changes are being made to your Prospectus:

1. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Equity Income Fund," the information related to John Ryan remains the same, and the following information is added:


      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.

      2. Under the heading "Management of the Funds -- Portfolio Managers of the Funds -- Value Fund," the information related to John Ryan remains the same, and the following information is added:

      Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the fund since October 2007. Ms. Grimes joined Wellington Management in 1995 and has been an investment professional since 1983.

      W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Reckmeyer joined the firm in 1994 and has been an investment professional since 1984.

      Ian Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007. Mr. Link joined Wellington Management in 2006. Prior to joining the firm Mr. Link was lead portfolio manager for various technology sector funds and manager for a team of globally-based technology analysts with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an equity analyst and portfolio manager with Franklin Templeton from 1989 to 2003.


It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for The Hartford Mutual Funds, Inc. It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of The Hartford Equity Income Fund; and that Ms. Grimes will succeed Mr. Ryan as portfolio manager of The Hartford Value Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.